BASIC AND DILUTED NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Summary of computation of the net loss per share
	Six Months Ended June 30,
	2024	2023

Numerator:

Net Loss	$(51,305)	$(65,974)

Denominator:

	166,095,197	136,640,997